Investment Securities (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Less than 12 months, fair value	$ 199,903,000	$ 224,680,000
Less than 12 months, unrealized losses	16,697,000	4,548,000
12 months or more, fair value	212,326,000	28,817,000
12 months or more, unrealized losses	45,631,000	988,000
Total, fair value	412,229,000	253,497,000
Total, unrealized losses	62,328,000	5,536,000
U.S Treasuries [Member]
Less than 12 months, fair value	2,878,000	7,889,000
Less than 12 months, unrealized losses	104,000	75,000
12 months or more, fair value	6,936,000	0
12 months or more, unrealized losses	1,033,000	0
Total, fair value	9,814,000	7,889,000
Total, unrealized losses	1,137,000	75,000
Mortgage-backed securities
Less than 12 months, fair value	128,241,000	131,483,000
Less than 12 months, unrealized losses	8,740,000	2,477,000
12 months or more, fair value	120,464,000	19,632,000
12 months or more, unrealized losses	17,089,000	542,000
Total, fair value	248,705,000	151,115,000
Total, unrealized losses	25,829,000	3,019,000
U.S. Government sponsored enterprises
Less than 12 months, fair value	2,904,000	5,232,000
Less than 12 months, unrealized losses	87,000	15,000
12 months or more, fair value	8,635,000	3,263,000
12 months or more, unrealized losses	619,000	170,000
Total, fair value	11,539,000	8,495,000
Total, unrealized losses	706,000	185,000
State and political subdivisions
Less than 12 months, fair value	65,880,000	80,076,000
Less than 12 months, unrealized losses	7,766,000	1,981,000
12 months or more, fair value	76,291,000	5,922,000
12 months or more, unrealized losses	26,890,000	276,000
Total, fair value	142,171,000	85,998,000
Total, unrealized losses	$ 34,656,000	$ 2,257,000